Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Amounts Recognized in the Consolidated Balance Sheets/ Weighted Average Remaining Lease Term

Amounts recognized in the consolidated balance sheets are as follows:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Operating lease right-of-use assets	$959,915	$1,115,209
Operating lease liabilities, current	427,271	406,845
Operating lease liabilities, non-current	534,990	727,228
Total operating lease liabilities	$962,261	$1,134,073

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	June 30, 2026	December 31, 2025
Weighted-average remaining operating lease term	2.4	2.9

Weighted-average operating discount rate	3.5%	3.5%

Schedule of Maturity of Lease Liabilities

The following table summarizes the maturity of lease liabilities as of June 30, 2026:

12 months ending June 30,	Amount
2027	$455,499
2028	439,325
2029	109,831
Total lease payments	1,004,655
Less: imputed interest	(42,394)
Total lease liabilities	$962,261